Selected Financial Information by Reportable Operating Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues		$ 2,852,609	$ 2,626,990	$ 2,682,894
Adjusted EBITDA		665,554	598,438	626,700
Capital expenditures		331,726	244,705	259,670
Operating Segments | U.S. Operating Segment
Segment Reporting Information [Line Items]
Revenues		2,137,733	1,934,990	1,912,674
Adjusted EBITDA	[1]	499,138	438,776	456,866
Capital expenditures		223,213	148,532	117,488
Operating Segments | International Operating Segment
Segment Reporting Information [Line Items]
Revenues		728,735	704,623	783,053
Adjusted EBITDA		166,416	159,662	169,834
Capital expenditures		108,513	96,173	142,182
Eliminations
Segment Reporting Information [Line Items]
Revenues		$ (13,859)	$ (12,623)	$ (12,833)

[1]	Distributions from NCM are reported entirely within the U.S. operating segment.